Earnings/ (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016		2015
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income/(loss)	$(13,777)	$(13,777)	$388	$388
Earnings/ (Loss) available to common stockholders	(13,777)	(13,777)	388	388

Weighted average number of common shares, basic	9,140,744	9,140,744	9,104,270	9,116,010
Effect of dilutive restricted shares	-	-	-	11,740
Weighted average number of common shares, diluted	9,140,744	9,140,744	9,104,270	9,127,750

Earnings/ (Loss) per common share, basic and diluted	$(1.51)	$(1.51)	$0.04	$0.04